Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions	Party-in-Interest Transactions
Party-in-interest transactions include those with fiduciaries or employees of the Plan, any person who provides services to the Plan, an employer whose employees are covered by the Plan, and an employee organization whose members are covered by the Plan, as well as a person who owns 50 percent or more of such employer or employee organization or relatives of such persons. However, these transactions are exempt from the prohibited transactions rules under ERISA.
The Plan holds Peoples Bancorp Inc. Common Stock Fund Units. Peoples is the plan sponsor. The Plan receives dividends quarterly from Peoples on the common shares held in the Plan. The Plan received $111,954 and $120,426 of dividends in 2025 and 2024. Certain administrative services are provided at no cost to the Plan by Peoples. The Plan paid $260,860 and $235,951 of record-keeping fees to Empower Retirement, LLC during 2025 and 2024.